Inventories (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 1,235	$ 1,196	$ 1,174
Work in process	283	247	248
Raw materials	318	282	290
Total	$ 1,836	$ 1,725	$ 1,712